Investments - Schedule of Portfolio Composition by Industry at Amortization Cost and Fair Value (Details) - USD ($)		12 Months Ended
		Sep. 30, 2023		Jun. 30, 2023
Schedule of Investments [Line Items]
Amortized Cost		$ 1,179,576,000	[1],[2]	$ 935,568,081
Fair Value		$ 1,178,633,000	[1],[2],[3]	935,310,172
Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		100.00%
Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		100.00%
Aerospace and Defense
Schedule of Investments [Line Items]
Amortized Cost		$ 9,727,000
Fair Value		$ 9,732,000
Aerospace and Defense | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.80%
Aerospace and Defense | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.80%
Airlines
Schedule of Investments [Line Items]
Amortized Cost		$ 7,414,000
Fair Value		$ 7,399,000
Airlines | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.60%
Airlines | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.60%
Auto Components
Schedule of Investments [Line Items]
Amortized Cost		$ 24,197,000
Fair Value		$ 24,633,000
Auto Components | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.10%
Auto Components | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.10%
Automobiles
Schedule of Investments [Line Items]
Amortized Cost		$ 70,428,000		70,524,773
Fair Value		$ 70,998,000	[3]	70,475,407
Automobiles | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		6.00%
Automobiles | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		6.00%
Beverages
Schedule of Investments [Line Items]
Amortized Cost		$ 17,770,000
Fair Value		$ 17,414,000
Beverages | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.50%
Beverages | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.50%
Chemicals
Schedule of Investments [Line Items]
Amortized Cost		$ 18,391,000
Fair Value		$ 18,005,000
Chemicals | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.60%
Chemicals | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.50%
Commercial Services and Supplies
Schedule of Investments [Line Items]
Amortized Cost		$ 18,976,000
Fair Value	[3]	$ 18,987,000
Commercial Services and Supplies | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.60%
Commercial Services and Supplies | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.60%
Construction & Engineering
Schedule of Investments [Line Items]
Amortized Cost		$ 4,002,000
Fair Value		$ 3,999,000
Construction & Engineering | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Construction & Engineering | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Construction Materials
Schedule of Investments [Line Items]
Amortized Cost		$ 2,901,000
Fair Value		$ 2,921,000
Construction Materials | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.20%
Construction Materials | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.20%
Containers and Packaging
Schedule of Investments [Line Items]
Amortized Cost		$ 35,698,000		16,357,411
Fair Value		$ 35,682,000	[3]	16,206,631
Containers and Packaging | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.00%
Containers and Packaging | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.00%
Diversified Consumer Services
Schedule of Investments [Line Items]
Amortized Cost		$ 58,934,000
Fair Value		$ 59,230,000
Diversified Consumer Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		5.00%
Diversified Consumer Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		5.00%
Diversified Financial Services
Schedule of Investments [Line Items]
Amortized Cost		$ 33,485,000
Fair Value		$ 33,520,000
Diversified Financial Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.80%
Diversified Financial Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.80%
Food and Staples Retailing
Schedule of Investments [Line Items]
Amortized Cost		$ 3,437,000
Fair Value		$ 3,402,000
Food and Staples Retailing | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Food and Staples Retailing | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Food Products
Schedule of Investments [Line Items]
Amortized Cost		$ 8,394,000
Fair Value		$ 8,628,000
Food Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.70%
Food Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.70%
Health Care Technology
Schedule of Investments [Line Items]
Amortized Cost		$ 53,806,000
Fair Value		$ 53,800,000
Health Care Technology | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.60%
Health Care Technology | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.60%
Healthcare Equipment and Supplies
Schedule of Investments [Line Items]
Amortized Cost		$ 37,337,000
Fair Value		$ 37,451,000
Healthcare Equipment and Supplies | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.20%
Healthcare Equipment and Supplies | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.20%
Healthcare Providers and Services
Schedule of Investments [Line Items]
Amortized Cost		$ 69,336,000
Fair Value		$ 69,045,000
Healthcare Providers and Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		5.90%
Healthcare Providers and Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		5.90%
Hotels, Restaurants and Leisure
Schedule of Investments [Line Items]
Amortized Cost		$ 69,983,000
Fair Value		$ 69,989,000
Hotels, Restaurants and Leisure | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		5.90%
Hotels, Restaurants and Leisure | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		6.00%
Household Products
Schedule of Investments [Line Items]
Amortized Cost		$ 5,845,000
Fair Value		$ 5,939,000
Household Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Household Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Industrial Conglomerates
Schedule of Investments [Line Items]
Amortized Cost		$ 29,218,000		26,258,193
Fair Value		$ 28,726,000	[4]	26,100,593
Industrial Conglomerates | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.50%
Industrial Conglomerates | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		2.50%
Insurance
Schedule of Investments [Line Items]
Amortized Cost		$ 90,988,000		74,781,893
Fair Value		$ 90,944,000	[3]	$ 74,931,767
Insurance | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		7.70%
Insurance | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		7.70%
IT Services
Schedule of Investments [Line Items]
Amortized Cost		$ 49,823,000
Fair Value		$ 50,300,000
IT Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.20%
IT Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.30%
Leisure Products
Schedule of Investments [Line Items]
Amortized Cost		$ 5,944,000
Fair Value		$ 5,950,000
Leisure Products | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Leisure Products | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Life Sciences Tools & Services
Schedule of Investments [Line Items]
Amortized Cost		$ 19,470,000
Fair Value		$ 19,452,000
Life Sciences Tools & Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.70%
Life Sciences Tools & Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.70%
Machinery
Schedule of Investments [Line Items]
Amortized Cost		$ 5,872,000
Fair Value		$ 5,859,000
Machinery | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Machinery | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.50%
Media
Schedule of Investments [Line Items]
Amortized Cost		$ 11,027,000
Fair Value		$ 11,003,000
Media | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.90%
Media | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.90%
Oil, Gas and Consumable Fuels
Schedule of Investments [Line Items]
Amortized Cost		$ 35,306,000
Fair Value		$ 35,294,000
Oil, Gas and Consumable Fuels | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.00%
Oil, Gas and Consumable Fuels | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		3.00%
Pharmaceuticals
Schedule of Investments [Line Items]
Amortized Cost		$ 19,328,000
Fair Value		$ 19,303,000
Pharmaceuticals | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.60%
Pharmaceuticals | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.60%
Professional Services
Schedule of Investments [Line Items]
Amortized Cost		$ 52,998,000
Fair Value		$ 52,912,000
Professional Services | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.50%
Professional Services | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.50%
Road and Rail
Schedule of Investments [Line Items]
Amortized Cost		$ 2,996,000
Fair Value		$ 2,989,000
Road and Rail | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Road and Rail | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		0.30%
Software
Schedule of Investments [Line Items]
Amortized Cost		$ 239,257,000
Fair Value		$ 238,548,000
Software | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		20.30%
Software | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		20.30%
Specialty Retail
Schedule of Investments [Line Items]
Amortized Cost		$ 51,376,000
Fair Value		$ 50,877,000
Specialty Retail | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.40%
Specialty Retail | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		4.30%
Trading Companies and Distributors
Schedule of Investments [Line Items]
Amortized Cost		$ 15,912,000
Fair Value		$ 15,702,000
Trading Companies and Distributors | Investments, at Amortized Cost | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.30%
Trading Companies and Distributors | Investments, at Fair Value | Industry Concentration Risk
Schedule of Investments [Line Items]
Concentration risk, percentage		1.30%

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.
[3]	The fair values of investments were valued using significant unobservable inputs, unless otherwise noted. See Note 5. Fair Value Measurements.
[4]	The fair value of this investment was valued using Level 2 inputs. See Note 5. Fair Value Measurements.